SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS [Abstract]
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$1,327,697	$10,181,328
Prepaid expenses and other current assets	-	257,933
Derivative assets	1,678,005	-
Deferred convertible notes issue costs-current	661,396	34,660

Total current assets	3,667,098	10,473,921
Investment in subsidiaries	254,481,281	213,430,832
Deferred convertible notes insurance costs-non-current	137,791	-
Total assets	$258,286,170	$223,904,753

LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$25,146,620	$84,821,631
Other current liabilities	1,400,758	333,237
Warranty liabilities	1,890,000	577,500
Convertible notes payable-current	-	26,145,000

Total current liabilities	28,437,378	111,877,368
Income tax payable	93,473	93,473
Convertible notes payable-non-current	94,599,000	-

Total liabilities	123,129,851	111,970,841

Equity:
Common shares (500,000,000 shares ; no par value shares authorized at December 31, 2014 and 2015; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014; 203,331,288 shares issued and 203,205,688 shares outstanding at December 31, 2015)	476,765,888	477,964,702
Additional paid-in capital	7,512,174	7,669,350
Accumulated loss	(430,201,775)	(435,276,897)
Accumulated other comprehensive income	81,080,032	61,576,757

Total equity	135,156,319	111,933,912

Total Liabilities and Equity	$258,286,170	$223,904,753

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

(Amounts expressed in U.S. dollars except number of shares and per share data)

RENESOLA LTD

STATEMENTS OF INCOME

	Year ended December 31,
	2013	2014	2015

Operating expenses(income):
Sales and marketing	$63,095	$71,669	$40,469
General and administrative	4,071,692	4,180,518	2,745,035
Research and development	27,608	9,189	-
Other operating expense (income)	30	(2,582,694)	-

Total operating expenses	4,162,425	1,678,682	2,785,504

Loss from operations	(4,162,425)	(1,678,682)	(2,785,504)
Non-operating income (expense):
Interest income	440	228	194
Interest expense	(6,005,030)	(5,631,282)	(3,361,077)
Foreign exchange loss	905	(26,628)	(76,586)
Gains (losses) on derivative, net	(1,045,925)	7,202,205	7,784,352
Gains on repurchase of convertible notes	-	7,048,188	13,693,269
Fair value change of warrant liability	3,202,500	7,455,000	1,312,500

Income (loss) before income taxes and equity in earnings of subsidiaries	(8,009,535)	14,369,029	16,567,148
Income tax benefit	-	-	-
Equity in losses of subsidiaries	(250,906,004)	(47,999,050)	(21,642,270)

Net loss	$(258,915,539)	$(33,630,021)	$(5,075,122)

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2013	2014	2015
Net loss	$(258,915,539)	$(33,630,021)	$(5,075,122)

Other comprehensive income:

Foreign currency translation adjustment	8,777,439	(2,533,628)	(19,503,275)

Other comprehensive income (loss)	8,777,439	(2,533,628)	(19,503,275)

Comprehensive loss	$(250,138,100)	$(36,163,649)	$(24,578,397)

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

(Amounts expressed in U.S. dollars)

RENESOLA LTD

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2013	2014	2015
Net loss	$(258,915,539)	$(33,630,021)	$(5,075,122)
Equity in losses of subsidiaries	250,906,004	47,999,050	21,642,270
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	784,456	933,152	764,527
Gains from repurchase of convertible bond	-	(7,048,188)	(13,693,269)
Share-based compensation	1,514,828	2,166,097	1,466,181
Losses (gains) on derivatives	1,045,925	(7,202,205)	(7,784,352)
Fair value change of warrant liability	(3,202,500)	(7,455,000)	(1,312,500)

Changes in assets and liabilities :
Other long-term assets	305,556	(158,952)	-
Prepaid expenses and other current assets	217,601	313,310	(257,933)
Other current liabilities	(309,043)	(536,417)	(1,067,521)
Other long-term liabilities	-	(2,582,694)	-

Net cash used in operating activities	(7,652,712)	(7,201,868)	(5,317,719)

Investing activities:
Investment in subsidiaries	(14,400,000)	(15,623)	(33,783)
Net cash received from (paid for) settlement of derivatives	(876,730)	4,960,574	9,078,226

Net cash provided by (used in) investing activities	(15,276,730)	4,944,951	9,044,443

Financing activities:
Proceeds from exercise of share option	477,829	362,801	640,680
Proceeds from issuance of common shares	70,050,000	-	-
Cash paid for insurance cost	(4,551,958)	-	-
Cash paid for repurchase of convertible notes	-	(9,809,860)	(54,376,600)
Cash paid for ADS repurchase	-	-	(812,184)
Receipt (payment) of loan from subsidiaries	(47,379,054)	11,999,596	59,675,011

Net cash provided by financing activities	18,596,817	2,552,537	5,126,907

Net (decrease) increase in cash and cash equivalents	(4,332,625)	295,620	8,853,631
Cash and cash equivalents, beginning of year	$5,364,702	$1,032,077	$1,327,697
Cash and cash equivalents, end of year	$1,032,077	$1,327,697	$10,181,328

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.